Group information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 18,536	₨ 18,510	$ 198
RPPL
Disclosure of subsidiaries [line items]
Percentage of non controlling interest	3.11%	3.11%
Non-controlling interests	₨ 4,625	₨ 4,144